UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust

(Exact name of registrant as specified in charter)

75 Virginia Road, Box 14, North White Plains, NY 10603

(Address of principal executive offices) (Zip code)

Darlene DeRemer, President, 75 Virginia Road, Box 14, North White Plains, NY 10603

(Name and address of agent for service)

with a copy to:

Jon S. Rand, Esq.

Dechert LLC

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant's telephone number, including area code: (646) 747-3477

Date of fiscal year end: 10/31

Date of reporting period: 01/31/18

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of January 31, 2018 are filed herewith.

American Independence Funds Trust	Schedule of Investments
American Independence Hillcrest Small Cap Value Fund	January 31, 2018 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.3%
Consumer Discretionary — 11.1%
Caleres, Inc.	2,328	69,002
Gray Television Inc. (a)	5,090	83,221
Helen of Troy Limited (a) (b)	828	77,128
Malibu Boats Inc (a)	3,028	100,711
Tenneco Inc.	1,451	84,173
Winnebago Industries, Inc.	2,660	120,897
		535,132
Consumer Staples — 1.8%
Performance Food Group Co (a)	2,490	85,532

Energy — 6.5%
Callon Petroleum Co. (a)	8,218	93,274
Gulfport Energy Corporation (a)	4,360	44,341
SRC Energy Inc (a)	11,671	116,127
U.S. Silica Holdings Inc	1,870	62,252
		315,994
Financials — 29.1%
Banks — 21.9%
Berkshire Hills Bancorp, Inc.	1,880	71,346
Cathay General Bancorp	1,809	79,126
CenterState Bank Corporation	2,700	70,173
Customers Bancorp, Inc. (a)	3,781	115,888
Evercore Inc	530	53,291
First Busey Corporation	2,742	84,947
First Interstate BancSystem, Inc., Class A	2,379	99,561
Fulton Financial Corporation	5,228	95,150
Seacoast Banking Corporation of Florida (a)	3,461	89,259
Sterling Bancorp/DE	5,041	124,765
UMB Financial Corp.	1,307	99,567
Valley National Bancorp	5,960	74,917
		1,057,990
Diversified — 1.8%
Hilltop Holdings, Inc.	3,261	85,406

Insurance — 5.4%
American Equity Investment Life Holding Co.	2,870	94,710
Argo Group International Holdings, Ltd. (b)	1,511	92,624
National General Holdings Corp.	3,640	72,873
		260,207
Total Financials		1,403,603

Health Care — 6.6%
Aceto Corp.	3,969	43,699
AMN Healthcare Services, Inc. (a)	1,472	78,973
Emergent BioSolutions Inc (a)	1,061	51,766
Magellan Health, Inc. (a)	900	89,640
Natus Medical Incorporated (a)	1,830	56,821
		320,899
Industrials — 11.4%
Apogee Enterprises, Inc	1,799	81,872
Briggs & Stratton Corporation	4,358	105,376
Global Brass and Copper Holdings, Inc.	1,468	47,196
Knoll, Inc.	3,441	78,937

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Hillcrest Small Cap Value Fund	January 31, 2018 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Industrials — 11.4% (continued)
Ply Gem Holdings, Inc. (a)	2,600	55,770
Tutor Perini Corporation (a)	3,318	82,121
Universal Forest Products, Inc.	2,718	101,463
		552,735
Information Technology — 8.9%
Advanced Energy Industries, Inc. (a)	1,288	91,616
Blucora Inc (a)	1,230	30,012
Cirrus Logic, Inc. (a)	1,539	76,288
Fabrinet (a) (b)	1,740	43,169
Travelport Worldwide Limited (b)	6,738	91,704
Web.com Group Inc (a)	4,122	95,837
		428,626
Materials — 5.1%
Cabot Corp.	1,338	90,502
Schnitzer Steel Industries, Inc.	1,740	59,508
Stepan Company	1,199	94,026
		244,036
Real Estate — 11.0%
REIT — 11.0%
GEO Group, Inc. (The)	2,918	65,801
Lexington Realty Trust	8,040	72,521
Preferred Apartment Communities, Inc.	5,640	94,019
Ramco-Gershenson Properties Trust	4,600	60,812
RLJ Lodging Trust	3,069	70,955
Ryman Hospitality Properties, Inc.	1,369	104,797
Select Income REIT	2,701	60,394
		529,299
Utilities — 5.8%
Black Hills Corp.	1,872	103,990
NorthWestern Corporation	1,510	82,053
NRG Yield Inc	5,020	94,878
		280,921
Total Common Stocks (Cost $4,278,329)		4,696,777

Short-Term Investment — 1.6%
Money Market Fund — 1.6%
Federated Government Obligations Fund, Premier Shares, 1.22% (c)	79,867	79,867

Total Short-Term Investment (Cost $79,867)		79,867

Total Investments (Cost $4,358,196(d)) — 98.9%		$4,776,644
Other assets in excess of liabilities — 1.1%		51,584

NET ASSETS — 100.0%		$4,828,228

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 1/31/18.
(d)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Hillcrest Small Cap Value Fund	January 31, 2018 (Unaudited)

Summary of Abbreviations

REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,696,777	$-	$-	$4,696,777
Short-Term Investment	79,867	-	-	79,867
Total Investments	$4,776,644	$-	$-	$4,776,644

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Global Tactical Allocation Fund	January 31, 2018 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 91.6%
International Equity Exchange Traded Products — 22.6%
iShares Core MSCI Emerging Markets ETF	312,303	19,187,896
iShares MSCI Japan ETF	167,060	10,514,756
iShares MSCI Japan Small-Cap ETF	56,022	4,671,114
		34,373,766

International Fixed Income Exchange Traded Product — 11.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	146,681	16,921,120

U.S. Alternative Exchange Traded Products — 4.7%
iShares Gold Trust (a)	547,879	7,078,597

U.S. Equity Exchange Traded Products — 32.6%
Energy Select Sector SPDR Fund	165,185	12,364,097
Financial Select Sector SPDR Fund	440,136	13,089,645
iShares Exponential Technologies ETF	260,502	9,867,816
iShares U.S. Aerospace & Defense ETF	25,612	5,205,639
iShares U.S. Technology ETF	26,398	4,605,923
VanEck Vectors Agribusiness ETF	70,157	4,511,797
		49,644,917

U.S. Fixed Income Exchange Traded Products — 20.6%
iShares iBoxx High Yield Corporate Bond ETF	75,930	6,628,689
iShares U.S. Preferred Stock ETF	373,020	14,033,012
VanEck Vectors Fallen Angel High Yield Bond ETF	351,816	10,593,180
		31,254,881

Total Exchange Traded Products (Cost $124,987,218)		139,273,281

Short-Term Investment — 6.6%
Money Market Fund — 6.6%
Federated Government Obligations Fund, Premier Shares, 1.22% (b)	10,029,576	10,029,576

Total Short-Term Investment (Cost $10,029,576)		10,029,576

Total Investments (Cost $135,016,794(c)) — 98.2%		$149,302,857
Other assets in excess of liabilities — 1.8%		2,721,780

NET ASSETS — 100.0%		$152,024,637

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 1/31/18.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Global Tactical Allocation Fund	January 31, 2018 (Unaudited)

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$139,273,281	$—	$—	$139,273,281
Short-Term Investment	10,029,576	—	—	10,029,576
Total Investments	$149,302,857	$—	$—	$149,302,857

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 98.6%
Municipal Bonds — 98.6%
Education — 31.5%
Bourbon County Unified School District No. 234-Fort Scott, GO UT, 5.00%, 9/01/25, Callable 9/01/24	355,000	408,538
Butler County Unified School District No. 385 Andover, GO UT,
4.00%, 9/01/30, Callable 9/01/27	690,000	748,270
4.00%, 9/01/31, Callable 9/01/27	500,000	537,905
5.00%, 9/01/34, Callable 9/01/27	2,000,000	2,339,960
Butler County Unified School District No. 490 El Dorado, GO UT, BAM, 4.00%, 9/01/36, Callable 9/01/26	500,000	526,340
Dodge City Community College, Higher Education, RB, 5.13%, 4/01/30, Pre-Refunded 4/01/20	250,000	268,332
Douglas County Unified School District No. 348 Baldwin City, GO UT, 5.00%, 9/01/30, Pre-Refunded 9/01/19	1,405,000	1,481,502
Douglas County Unified School District No. 497 Lawrence, GO UT,
4.00%, 9/01/31, Callable 9/01/27	1,500,000	1,639,755
4.00%, 9/01/33, Callable 9/01/24	500,000	525,985
Finney County Unified School District No. 457 Garden City, GO UT, 4.00%, 9/01/31, Callable 9/01/26	500,000	529,025
Ford County Unified School District No 443 Dodge City, 4.00%, 3/01/34, Callable 3/01/27	1,000,000	1,052,910
Franklin County Unified School District No. 290 Ottawa, GO UT,
5.00%, 9/01/31, Callable 9/01/25	1,715,000	1,973,588
5.00%, 9/01/32, Callable 9/01/25	150,000	172,175
5.00%, 9/01/33, Callable 9/01/25	1,000,000	1,144,890
4.00%, 9/01/40, Callable 9/01/25	250,000	259,098
Geary County Unified School District No. 475, GO UT, 4.00%, 9/01/38, Callable 9/01/25	2,000,000	2,091,800
Johnson & Miami Counties Unified School District No. 230 Spring Hills, GO UT,
5.25%, 9/01/29, Pre-Refunded 9/01/21	1,500,000	1,669,260
4.00%, 9/01/33, Callable 9/01/26	1,000,000	1,066,560
Johnson County Unified School District No. 231 Gardner - Edgerton, GO UT,
2.00%, 10/01/18	185,000	185,607
4.00%, 10/01/18	200,000	203,408
Johnson County Unified School District No. 233 Olathe, GO UT,
4.00%, 9/01/31, Callable 9/01/26	1,000,000	1,080,640
4.00%, 9/01/33, Callable 9/01/25	730,000	780,691
4.00%, 9/01/33, Callable 9/01/24	175,000	186,778
4.00%, 9/01/35, Callable 9/01/25	790,000	840,987
4.00%, 9/01/36, Callable 9/01/25	480,000	509,976
Johnson County Unified School District No. 512 Shawnee Mission, GO UT, 5.00%, 10/01/32, Callable 10/01/25	1,000,000	1,175,630
Kansas Development Finance Authority, 4.50%, 4/01/22, Callable 4/01/20	225,000	238,012
Kansas Development Finance Authority, Development, RB,
4.00%, 10/01/20	250,000	262,703
5.00%, 2/01/22, Callable 2/01/20	555,000	589,915
4.00%, 11/01/27, Callable 11/01/19	765,000	795,149
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,164,264
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,168,809
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,605,600
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,048,930
Kansas Development Finance Authority, Higher Education, RB,
3.00%, 3/01/24	1,105,000	1,148,647
4.00%, 4/01/24, Callable 4/01/20	230,000	239,715
5.00%, 4/01/29, Callable 4/01/20	650,000	691,476
Leavenworth County Unified School District No. 453, GO UT, AGC,
5.25%, 9/01/23, Pre-Refunded 9/01/19	440,000	465,318
5.25%, 9/01/23, Pre-Refunded 9/01/19	60,000	63,452
Leavenworth County Unified School District No. 453, GO UT, AGM, 4.75%, 3/01/25, Pre-Refunded 9/01/19	535,000	561,622
Leavenworth County Unified School District No. 458, GO UT,
5.25%, 9/01/28, Pre-Refunded 9/01/19	1,250,000	1,322,925
5.00%, 9/01/29, Pre-Refunded 9/01/19	395,000	416,508
5.00%, 9/01/30, Pre-Refunded 9/01/19	215,000	226,707
Rice County Unified School District No. 376 Sterling, GO UT, AGC,
5.25%, 9/01/35, Pre-Refunded 9/01/19	165,000	174,440
5.25%, 9/01/35, Pre-Refunded 9/01/19	335,000	354,165
Riley County Unified School District No. 383 Manhattan-Ogden, GO UT,
5.00%, 9/01/23, Pre-Refunded 9/01/19	1,000,000	1,050,270

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 98.6% (continued)
Municipal Bonds — 98.6% (continued)
Education — 31.5% (continued)
5.00%, 9/01/27, Pre-Refunded 9/01/18	1,350,000	1,375,852
Scott County Unified School District No. 466 Scott City, GO UT, 4.00%, 9/01/37, Callable 9/01/25	1,000,000	1,024,300
Sedgwick County Public Building Commission, RB,
5.00%, 8/01/23, Pre-Refunded 8/01/18	390,000	396,521
5.00%, 8/01/24, Pre-Refunded 8/01/18	100,000	101,672
5.25%, 8/01/26, Pre-Refunded 8/01/18	180,000	183,231
5.25%, 8/01/28, Pre-Refunded 8/01/18	800,000	814,360
Sedgwick County Unified School District No. 259 Wichita, 3.00%, 10/01/21	500,000	520,090
Sedgwick County Unified School District No. 259 Wichita, GO UT,
5.00%, 10/01/21, Pre-Refunded 10/01/18	30,000	30,727
5.00%, 10/01/21, Callable 10/01/18	55,000	56,295
Sedgwick County Unified School District No. 260 Derby, GO UT, 5.00%, 10/01/29, Pre-Refunded 10/01/22	340,000	386,658
Sedgwick County Unified School District No. 261 Haysville, GO UT, AGM,
5.00%, 11/01/19, Callable 3/15/18	20,000	20,065
5.00%, 11/01/23, Callable 3/15/18	5,000	5,016
Sedgwick County Unified School District No. 262 Valley Center,
4.00%, 9/01/30, Callable 9/01/24	500,000	529,035
5.00%, 9/01/33, Callable 9/01/24	750,000	852,382
Sedgwick County Unified School District No. 262 Valley Center, GO UT, AGC,
5.00%, 9/01/24, Pre-Refunded 9/01/18	725,000	738,543
5.00%, 9/01/24, Callable 9/01/18	20,000	20,409
Sedgwick County Unified School District No. 264 Clearwater, GO UT, 4.00%, 9/01/29, Callable 9/01/26	530,000	568,165
Sedgwick County Unified School District No. 265 Goddard, GO UT, 5.00%, 10/01/24	370,000	433,880
Sedgwick County Unified School District No. 265 Goddard, GO UT, AGC, 4.50%, 10/01/24, Pre-Refunded 10/01/18	250,000	255,150
Sedgwick County Unified School District No. 266 Maize, GO UT, 5.00%, 9/01/21	500,000	554,135
Seward County Unified School District No. 480 Liberal, GO UT, 5.00%, 9/01/29, Callable 9/01/25	1,500,000	1,722,855
Shawne County Unified School District No. 437 Auburn - Washburn, GO UT, 3.95%, 9/01/28, Pre-Refunded 9/01/20	825,000	873,601
Sumner County Unified School District No. 353 Wellington, GO UT, BAM, 5.00%, 9/01/26, Callable 9/01/23	230,000	260,797
Washburn University/Topeka, Higher Education, RB, Series 2015A,
5.00%, 7/01/35, Callable 7/01/25	500,000	569,580
4.00%, 7/01/41, Callable 7/01/25	330,000	341,121
Wyandotte County Unified School District No. 500 Kansas City, GO UT, 5.00%, 9/01/30, Callable 9/01/26	500,000	583,790
		53,206,467
General Obligation — 23.5%
Ashland Public Building Commission, 5.00%, 9/01/35, Callable 9/01/23	720,000	759,722
Ashland Public Building Commission, RB,
4.00%, 9/01/19	100,000	102,356
4.00%, 9/01/20	110,000	113,678
Barton County Community College,
4.00%, 12/01/32, Callable 12/01/25	555,000	594,261
4.00%, 12/01/34, Callable 12/01/25	250,000	264,103
City of Abilene, General, RB,
4.00%, 12/01/29, Callable 12/01/27	325,000	350,756
4.00%, 12/01/31, Callable 12/01/27	445,000	475,198
City of Abilene, GO UT,
4.30%, 9/01/27, Pre-Refunded 9/01/20	150,000	160,158
4.60%, 9/01/30, Pre-Refunded 9/01/20	500,000	537,635
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Pre-Refunded 9/01/19	835,000	870,721
City of Dodge City, RB, 4.00%, 6/01/24	230,000	252,195
City of Haysville, 4.13%, 11/01/32, Callable 11/01/25	460,000	471,482
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,049,660
City of Lawrence, GO UT,
4.00%, 9/01/30, Callable 9/01/26	470,000	516,131
4.00%, 9/01/31, Callable 9/01/26	445,000	486,185

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 98.6% (continued)
Municipal Bonds — 98.6% (continued)
General Obligation — 23.5% (continued)
City of Leavenworth, GO UT, 1.10%, 9/01/18, Callable 3/15/18	505,000	503,440
City of Lindsborg, GO UT, 4.60%, 10/01/29, Pre-Refunded 10/01/18	600,000	612,552
City of Manhattan, GO UT,
5.00%, 11/01/25	570,000	679,069
4.10%, 11/01/26, Pre-Refunded 11/01/18	415,000	423,354
City of Merriam, GO UT, 5.00%, 10/01/27	1,670,000	2,046,067
City of Newton, GO UT, 4.00%, 9/01/23	250,000	272,958
City of Olathe, GO UT,
5.00%, 10/01/24, Callable 10/01/23	535,000	620,525
4.00%, 10/01/25, Callable 10/01/24	1,000,000	1,110,980
City of Park City, GO UT,
5.38%, 12/01/25, Pre-Refunded 12/01/19	495,000	528,754
5.38%, 12/01/25, Callable 12/01/19	5,000	5,195
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 3/15/18	935,000	914,570
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 3/01/18	270,000	270,880
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	465,069
City of Topeka, GO UT, 4.50%, 8/15/30, Callable 8/15/19	450,000	467,280
City of Wichita, GO UT,
5.00%, 12/01/25	500,000	595,430
4.00%, 6/01/26, Pre-Refunded 6/01/20	475,000	504,868
4.00%, 6/01/27, Pre-Refunded 6/01/20	780,000	829,046
4.00%, 12/01/29, Callable 12/01/20 @101	250,000	264,840
4.00%, 6/01/30, Callable 6/01/27	820,000	900,286
County of Clay, GO UT, 4.00%, 10/01/36, Callable 10/01/24	750,000	791,257
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	328,973
County of Franklin, COP, 4.75%, 9/01/21, Callable 3/15/18	640,000	640,928
County of Johnson, GO UT,
4.75%, 9/01/27, Pre-Refunded 9/01/18	500,000	509,470
4.00%, 9/01/28, Callable 9/01/25	1,125,000	1,241,674
3.00%, 9/01/30, Callable 9/01/22	400,000	403,928
County of Scott, GO UT, 5.00%, 4/01/28, Pre-Refunded 4/01/20	500,000	535,895
Crawford County Public Building Commission, RB, 5.38%, 9/01/24, Pre-Refunded 9/01/19	2,300,000	2,438,667
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,740,103
Kansas Development Finance Authority, GO,
5.00%, 4/01/25, Callable 4/01/23	800,000	910,008
4.75%, 9/01/34, Callable 9/01/19	360,000	376,124
Kansas Development Finance Authority, RB,
5.00%, 11/01/18	200,000	205,298
5.00%, 4/01/26, Callable 4/01/23	1,485,000	1,685,326
5.00%, 4/01/29, Callable 4/01/23	775,000	875,510
5.00%, 4/01/31, Callable 4/01/23	1,000,000	1,125,020
5.00%, 4/01/34, Callable 4/01/23	2,000,000	2,234,580
Pratt County Public Building Commission, RB, 3.25%, 12/01/32, Callable 3/15/18	655,000	655,033
Unified Government of Greeley County, GO UT,
4.00%, 12/01/29, Callable 12/01/25	250,000	264,280
4.00%, 12/01/32, Callable 12/01/25	100,000	104,091
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	987,772
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Pre-Refunded 8/01/20	1,000,000	1,082,650
4.00%, 8/01/30, Pre-Refunded 8/01/20	500,000	529,135
Wyandotte County-Kansas City Unified Government, RB,
5.00%, 12/01/23	570,000	655,187
4.88%, 10/01/28, Callable 3/15/18	430,000	427,325
		39,767,638
Health Care — 13.9%
Allen County Public Building Commission, RB,
5.05%, 12/01/31, Pre-Refunded 12/01/22	1,310,000	1,504,129
5.15%, 12/01/36, Pre-Refunded 12/01/22	500,000	576,400

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 98.6% (continued)
Municipal Bonds — 98.6% (continued)
Health Care — 13.9% (continued)
City of Manhattan, Medical, RB, 5.00%, 11/15/29, Callable 11/15/22	680,000	744,457
City of Olathe, Medical, RB,
5.25%, 9/01/25, Pre-Refunded 9/01/19	580,000	613,837
4.00%, 9/01/30, Callable 9/01/21	450,000	465,484
5.00%, 9/01/30, Pre-Refunded 9/01/19	750,000	790,837
City of Wichita, Medical, RB,
4.75%, 11/15/24, Pre-Refunded 11/15/19	810,000	855,174
5.25%, 11/15/24, Pre-Refunded 11/15/19	2,150,000	2,288,761
5.00%, 11/15/29, Pre-Refunded 11/15/21	3,070,000	3,432,690
Kansas Development Finance Authority, Medical, RB,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,381,770
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,068,560
5.25%, 1/01/25, Pre-Refunded 1/01/20	1,300,000	1,386,775
5.25%, 1/01/25, Callable 1/01/20	200,000	213,038
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,052,420
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,065,780
5.25%, 11/15/30, Callable 11/15/19	250,000	263,673
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,663,065
5.00%, 11/15/34, Callable 5/15/22	350,000	386,887
5.00%, 5/15/35, Pre-Refunded 5/15/19	330,000	344,649
Lyon County Public Building Commission, Medical, RB, AGM, 5.00%, 12/01/35, Callable 12/01/26	1,335,000	1,506,734
Mitchell County Public Building Commission, Medical, RB, AGM, 4.50%, 3/01/28, Pre-Refunded 3/01/18	430,000	431,118
Pawnee County Public Building Commission, Medical, RB, 4.00%, 2/15/31, Callable 2/15/22	145,000	147,171
University of Kansas Hospital Authority, Medical, RB, Series 2015,
5.00%, 9/01/28, Callable 9/01/25	250,000	288,618
5.00%, 9/01/30, Callable 9/01/25	350,000	400,970
5.00%, 9/01/31, Callable 9/01/25	500,000	570,985
		23,443,982
Housing — 2.0%
City of Phillipsburg, Facilities, RB, 4.50%, 10/01/28, Callable 10/01/20	545,000	576,087
County of Sedgwick / County of Shawnee, Single Family Housing, RB, GNMA, 6.70%, 6/01/29 (a)	5,000	5,037
La Cygne Public Building Commission, RB, 5.00%, 11/01/29, Callable 11/01/19	375,000	394,807
Topeka Public Building Commission, RB, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18 @102	2,355,000	2,428,476
		3,404,407
Other Revenue Bonds — 0.2%
Kansas Development Finance Authority, RB, FSA,
5.13%, 11/01/25, Pre-Refunded 11/01/18	100,000	102,772
5.25%, 11/01/28, Pre-Refunded 11/01/18	305,000	313,738
		416,510
Tax Obligation — 3.9%
City of Dodge City, RB, AGM, 5.25%, 6/01/31, Pre-Refunded 6/01/19	825,000	865,920
Johnson County Public Building Commission, RB,
4.00%, 9/01/20, Pre-Refunded 9/01/18	325,000	330,018
4.00%, 9/01/22, Pre-Refunded 9/01/19	415,000	429,753
4.50%, 9/01/22, Pre-Refunded 9/01/18	100,000	101,832
4.00%, 9/01/24, Callable 9/01/20	500,000	527,610
4.75%, 9/01/24, Pre-Refunded 9/01/18	790,000	805,610
4.88%, 9/01/25, Pre-Refunded 9/01/18	200,000	204,096
4.50%, 9/01/27, Callable 9/01/21	955,000	1,034,332
4.00%, 9/01/29, Callable 9/01/26	650,000	711,198
4.00%, 9/01/31, Callable 9/01/26	1,500,000	1,622,145
		6,632,514
Transportation — 6.0%
Kansas Development Finance Authority, Transportation, RB, 4.63%, 10/01/26, Pre-Refunded 10/01/18	300,000	305,922
Kansas Turnpike Authority, Transportation, RB, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,042,600

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 98.6% (continued)
Municipal Bonds — 98.6% (continued)
Transportation — 6.0% (continued)
Overland Park Transportation Development District, RB, 5.90%, 4/01/32, Callable 4/01/20	1,075,000	1,120,720
State of Kansas Department of Transportation, 5.00%, 9/01/23	200,000	232,218
State of Kansas Department of Transportation, RB,
5.00%, 9/01/24	500,000	590,360
5.00%, 9/01/28, Callable 9/01/27	1,500,000	1,817,700
5.00%, 9/01/31, Callable 9/01/27	1,000,000	1,194,860
5.00%, 9/01/34, Callable 9/01/27	2,000,000	2,367,460
5.00%, 9/01/34, Callable 9/01/25	1,260,000	1,463,061
		10,134,901
Utilities — 17.6%
City of Lawrence Water & Sewage System, RB, 4.00%, 11/01/38, Callable 11/01/25	1,000,000	1,044,680
City of Lawrence, Water, RB, 4.30%, 11/01/22, Pre-Refunded 11/01/18	235,000	240,078
City of Olathe KS Water & Sewer System, RB, 4.00%, 7/01/24, Callable 1/01/24	250,000	276,870
City of Topeka Combined Utility, RB,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,758,496
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,340,247
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,298,047
City of Topeka, Utilities, RB, 4.50%, 8/01/33, Callable 8/01/19	650,000	672,386
City of Wichita Water & Sewer Utility, RB,
4.00%, 10/01/20	500,000	530,220
5.00%, 10/01/26	765,000	912,469
3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,073,777
City of Wichita, Utilities, RB,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,107,690
5.00%, 10/01/28, Callable 10/01/21	2,650,000	2,929,442
City of Wichita, Water, RB, 5.00%, 10/01/39, Pre-Refunded 10/01/19	1,000,000	1,057,960
City of Wichita, Water/Sewer, RB,
4.00%, 10/01/29, Pre-Refunded 10/01/20	1,000,000	1,062,060
5.00%, 10/01/29, Pre-Refunded 10/01/19	750,000	793,470
4.00%, 10/01/30, Pre-Refunded 10/01/20	1,000,000	1,062,060
Kansas Development Finance Authority, Water, RB, 4.00%, 3/01/27, Callable 3/01/19	775,000	795,344
Kansas Power Pool, Power, RB, 5.00%, 12/01/31, Pre-Refunded 12/01/20	1,000,000	1,092,540
Kansas Power Pool, Utilities, RB,
5.00%, 12/01/19	600,000	638,892
5.00%, 12/01/23, Callable 12/01/22	200,000	229,578
5.00%, 12/01/28, Callable 12/01/25	700,000	814,534
Kansas Rural Water Finance Authority, Water, RB, 4.10%, 9/01/34, Callable 3/01/21	270,000	272,719
Puerto Rico Electric Power Authority, Power, RB, NATL-RE, 5.00%, 7/01/19	1,000,000	1,004,020
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Pre-Refunded 3/01/19	800,000	830,944
Wyandotte County-Kansas City Unified Government Utility System Improvement RB, 5.00%, 9/01/31, Callable 9/01/26	500,000	573,515
Wyandotte County-Kansas City Unified Government Utility System, RB,
5.00%, 9/01/31, Callable 9/01/25	850,000	978,784
5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,218,239
5.00%, 9/01/33, Callable 9/01/25	100,000	114,563
Wyandotte County-Kansas City Unified Government, RB,
4.25%, 9/01/23, Callable 3/01/20	500,000	521,245
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,430,780
		29,675,649
Total Municipal Bonds (Cost $163,048,186)		166,682,068

	Shares
Short-Term Investment — 1.2%
Money Market Fund — 1.2%
Federated Treasury Obligations Fund, Institutional Shares, 1.16% (b)	2,028,978	2,028,978

Total Short-Term Investment (Cost $2,028,978)		2,028,978

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2018 (Unaudited)

Total Investments (Cost $165,077,164(c)) — 99.8%	$168,711,046
Other assets in excess of liabilities — 0.2%	318,752

NET ASSETS — 100.0%	$169,029,798

*	All Callable and Pre-Refunded are @ 100 unless stated otherwise.
(a)	Variable Rate Security
(b)	Rate listed is the 7-day effective yield at 1/31/18.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual

COP — Certificate of Participation

FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)

RB — Revenue Bonds

UT — Unlimited Tax

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$166,682,068	$-	$166,682,068
Short-Term Investment	2,028,978	-	-	2,028,978
Total Investments	$2,028,978	$166,682,068	$-	$168,711,046

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Carret Core Plus Fund	January 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 98.9%
Collateralized Mortgage Obligations — 3.9%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 3.35%, 6/25/34, Callable 2/25/18 (a)	16,288	16,689
Fannie Mae REMICS,
Series 1994-77, Class FB, 3.06% (LIBOR 1 Month+150 basis points), 4/25/24, Demand Date 2/25/2018 (b) (c)	17,407	17,795
Series 2002-44, Class FJ, 2.56% (LIBOR 1 Month+100 basis points), 4/25/32, Demand Date 2/25/2018 (b) (c)	19,004	19,332
Series 2002-60, Class FV, 2.56% (LIBOR 1 Month+100 basis points), 4/25/32, Demand Date 2/25/2018 (b) (c)	14,212	14,555
Series 2002-66, Class FG, 2.56% (LIBOR 1 Month+100 basis points), 9/25/32, Demand Date 2/25/2018 (b) (c)	15,815	16,110
Series 2002-69, Class FA, 2.56% (LIBOR 1 Month+100 basis points), 10/25/32, Demand Date 2/25/2018 (b) (c)	13,165	13,402
Series 2003-106, Class FA, 2.46% (LIBOR 1 Month+90 basis points), 11/25/33, Demand Date 2/25/2018 (b) (c)	8,884	9,058
Series 2007-88, Class FW, 2.11% (LIBOR 1 Month+55 basis points), 9/25/37, Demand Date 2/25/2018 (b) (c)	8,907	9,029
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	29,145	33,387
Freddie Mac REMICS, Series 1382, Class KA, 2.71% (LIBOR 1 Month+115 basis points) , 10/15/22, Callable 2/15/18, Demand Date 2/15/2018 (b) (c)	13,567	13,839
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 2.01% (LIBOR 1 Month+45 basis points), 3/25/18, Callable 2/25/18, Demand Date 2/26/2018 (b) (c)	654	653
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.85%, 3/25/33, Callable 2/25/18 (a)	30,663	30,902
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class B, 4.31%, 8/15/45	850,000	877,756
Series 2013-C12, Class B, 3.86%, 3/15/48 (a)	775,000	778,906

Total Collateralized Mortgage Obligations (Cost $1,900,250)		1,851,413

Commercial Mortgage-Backed Securities — 1.6%
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class B, 4.14%, 2/15/48 (a)	775,000	769,674

Total Commercial Mortgage-Backed Securities (Cost $792,401)		769,674

Corporate Bonds — 60.9%
Consumer Discretionary — 7.8%
AutoZone, Inc., 4.00%, 11/15/20, Callable 8/15/20	650,000	669,574
Dollar Tree, Inc., 5.75%, 3/01/23, Callable 3/05/18 @104.31 (d)	825,000	862,562
General Motors Co., 4.88%, 10/02/23	800,000	850,950
L Brands, Inc., 6.63%, 4/01/21	125,000	135,313
L Brands, Inc., 5.63%, 2/15/22	275,000	291,115
Liberty Interactive LLC, 8.50%, 7/15/29	400,000	448,000
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18	400,000	413,500
		3,671,014
Consumer Staples — 1.7%
JM Smucker Co. (The), 3.50%, 10/15/21	800,000	820,146

Energy — 3.5%
BP Capital Markets PLC, 3.25%, 5/06/22 (e)	800,000	814,776
Phillips 66, 4.30%, 4/01/22	800,000	841,307
		1,656,083
Financials — 16.0%
Ally Financial, Inc., 4.13%, 3/30/20	400,000	405,600
Capital One Financial Corp., 4.75%, 7/15/21	690,000	728,935
Citigroup, Inc., 3.88%, 10/25/23	800,000	825,847
Deutsche Bank AG/London, 1.88%, 2/13/18 (e)	800,000	800,038
Huntington Bancshares, Inc., 2.60%, 8/02/18, Callable 7/02/18	550,000	551,246
Icahn Enterprises Finance Corp., 5.88%, 2/01/22, Callable 3/05/18	400,000	409,000
Janus Capital Group, Inc., 4.88%, 8/01/25, Callable 5/01/25	800,000	846,370
Leucadia National Corp., 5.50%, 10/18/23, Callable 1/18/23	800,000	853,422

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	January 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 98.9% (continued)
Corporate Bonds — 60.9% (continued)
Financials — 16.0% (Continued)
Prudential Financial, Inc., 5.38%, 6/21/20	735,000	781,711
SunTrust Banks, Inc., 2.90%, 3/03/21, Callable 2/03/21	550,000	551,196
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	800,000	803,406
		7,556,771
Health Care — 4.3%
Amgen, Inc., 3.88%, 11/15/21, Callable 8/15/21	800,000	827,579
C.R. Bard, Inc., 4.40%, 1/15/21, Callable 10/15/20	800,000	822,956
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21 (e)	400,000	387,930
		2,038,465
Industrials — 2.6%
American Airlines Group, Inc., 6.13%, 6/01/18	400,000	404,840
Arconic, Inc., 5.72%, 2/23/19	400,000	412,647
TRI Pointe Homes, Inc., 4.38%, 6/15/19	400,000	406,500
		1,223,987
Information Technology — 10.4%
CDK Global, Inc., 3.80%, 10/15/19, Callable 9/15/19	800,000	810,000
Dell, Inc., 7.10%, 4/15/28	400,000	456,600
eBay, Inc., 2.20%, 8/01/19, Callable 7/01/19	800,000	797,004
Intel Corp., 2.70%, 12/15/22	800,000	795,950
QUALCOMM, Inc., 3.00%, 5/20/22	800,000	795,150
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25	800,000	799,226
Western Digital Corp., 10.50%, 4/01/24, Callable 4/01/19	400,000	468,600
		4,922,530
Materials — 1.7%
Freeport-McMoRan, Inc., 2.38%, 3/15/18	400,000	399,993
Steel Dynamics, Inc., 5.25%, 4/15/23, Callable 4/15/18	400,000	412,000
		811,993
Real Estate — 4.9%
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	765,000	766,057
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	720,000	720,817
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22	800,000	814,407
		2,301,281
Telecommunication Services — 5.2%
AT&T, Inc., 5.60%, 5/15/18	800,000	808,350
CCO Holdings Capital Corp., 5.75%, 9/01/23, Callable 3/05/18	400,000	411,000
T-Mobile USA, Inc., 6.84%, 4/28/23, Callable 4/28/18	400,000	418,480
Time Warner Cable, Inc., 6.75%, 7/01/18	800,000	814,620
		2,452,450
Utilities — 2.8%
American Electric Power Co., Inc., 2.95%, 12/15/22, Callable 9/15/22	800,000	800,879
Dominion Resources, Inc., 1.90%, 6/15/18	550,000	550,031
		1,350,910
Total Corporate Bonds (Cost $28,885,934)		28,805,630

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	84,759	17,669
Series 386, Class 2, 5.00%, 11/25/37(a)	63,093	14,000

Total Mortgage Derivatives - IO STRIPS (Cost $42,432)		31,669

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	January 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments* — 98.9% (continued)
U.S. Government Agency Pass-Through Securities — 24.0%
Federal Home Loan Mortgage Corporation — 13.2%
6.00%, Pool #J01657, 4/01/21	10,482	10,743
4.50%, Pool #E02698, 6/01/25	199,117	207,920
3.28% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+226 basis points), Pool #846367, 4/01/29, Demand Date 3/01/18 (a) (b)	3,329	3,476
6.50%, Pool #C00742, 4/01/29	87,426	97,247
7.50%, Pool #G01548, 7/01/32	32,605	38,492
6.00%, Pool #G04457, 5/01/38	67,088	75,895
5.00%, Pool #A89640, 11/01/39	392,483	427,055
5.50%, Pool #G05903, 3/01/40	224,612	248,114
3.50%, Pool #Q11547, 9/01/42	1,252,666	1,271,623
3.50%, Pool #G08554, 10/01/43	1,601,532	1,625,837
4.00%, Pool #V81429, 11/01/44	499,630	516,789
4.00%, Pool #G08677, 11/01/45	1,672,832	1,730,283
		6,253,474
Federal National Mortgage Association — 10.4%
4.50%, Pool #MA0776, 6/01/31	204,397	216,247
3.22% (LIBOR 12 Month+160 basis points), Pool #759385, 1/01/34, Demand Date 12/01/18 (b) (c)	15,454	16,225
3.05% (LIBOR 6 Month+155 basis points), Pool #776486, 3/01/34, Demand Date 2/01/18 (b) (c)	33,023	34,261
3.63% (LIBOR 6 Month+226 basis points), Pool #791523, 7/01/34, Demand Date 6/01/18 (b) (c)	13,604	14,154
3.05% (LIBOR 6 Month+151 basis points), Pool #810896, 1/01/35, Demand Date 2/01/18 (b) (c)	157,694	163,374
5.00%, Pool #735580, 6/01/35	175,333	189,338
5.50%, Pool #AD0110, 4/01/36	129,367	143,410
6.00%, Pool #AD4941, 6/01/40	132,843	147,871
3.00%, Pool #AU1629, 7/01/43	1,914,254	1,887,184
3.50%, Pool #AY6497, 3/01/45	990,497	1,000,642
4.00%, Pool #AS6121, 11/01/45	1,082,175	1,118,823
		4,931,529
Government National Mortgage Association — 0.4%
6.50%, Pool #455165, 7/15/28	140,823	155,933

Total U.S. Government Agency Pass-Through Securities (Cost $11,410,383)		11,340,936

U.S. Treasury Obligations — 8.4%
U.S. Treasury Notes — 8.4%
0.13%, 4/15/22	811,424	799,787
1.38%, 11/30/18	800,000	796,672
2.13%, 12/31/21	800,000	790,813
2.13%, 6/30/22	800,000	788,094
1.75%, 5/15/23	800,000	768,313

Total U.S. Treasury Obligations (Cost $4,031,463)		3,943,679

Total Long Term Investments (Cost $47,062,863)		46,743,001

	Shares
Short-Term Investments — 0.9%
Money Market Fund — 0.9%
Federated Government Obligations Fund, Premier Shares, 1.22% (f)	447,198	447,198

Total Short-Term Investment (Cost $447,198)		447,198

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	January 31, 2018 (Unaudited)

Total Investments (Cost $47,510,061(g)) — 99.8%	$47,190,199
Other assets in excess of liabilities — 0.2%	114,198

NET ASSETS — 100.0%	$47,304,397

*	All Callable are @ 100 unless stated otherwise.
(a)	Variable Rate Security
(b)	The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.
(c)	Floating Rate Security
(d)	Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $862,562, or 1.82% of net assets.
(e)	Foreign security incorporated outside the United States.
(f)	Rate listed is the 7-day effective yield at 1/31/18.
(g)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

IO — Interest Only

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$1,851,413	$-	$1,851,413
Commercial Mortgage-Backed Security	-	769,674	-	769,674
Corporate Bonds	-	28,805,630	-	28,805,630
Mortgage Derivatives - IO STRIPS	-	31,669	-	31,669
U.S. Government Agency Pass-Through Securities	-	11,340,936	-	11,340,936
U.S. Treasury Obligations	-	3,943,679	-	3,943,679
Short-Term Investment	447,198	-	-	447,198
Total Investments	$447,198	$46,743,001	$-	$47,190,199

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence U.S. Inflation-Protected Fund	January 31, 2018 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 99.4%
U.S. Treasury Inflation-Indexed Bonds — 32.1%
2.38%, 1/15/25	4,526,482	5,095,818
2.00%, 1/15/26	5,638,629	6,261,940
2.38%, 1/15/27	3,602,206	4,159,680
1.75%, 1/15/28	2,911,809	3,228,064
3.63%, 4/15/28	1,929,239	2,497,811
2.50%, 1/15/29	5,854,794	7,001,918
3.88%, 4/15/29	4,076,804	5,483,615
2.13%, 2/15/40	1,464,224	1,882,721
2.13%, 2/15/41	1,146,665	1,484,641
0.75%, 2/15/42	5,773,737	5,753,142
0.63%, 2/15/43	1,609,335	1,554,061
1.38%, 2/15/44	6,416,021	7,313,628
1.00%, 2/15/46	3,577,013	3,769,922
0.88%, 2/15/47	4,896,753	5,009,006
		60,495,967
U.S. Treasury Inflation-Indexed Notes — 67.3%
2.13%, 1/15/19	425,093	434,218
0.13%, 4/15/19	11,818,663	11,811,903
1.38%, 1/15/20	1,299,246	1,329,941
0.13%, 4/15/20	17,928,730	17,853,931
1.13%, 1/15/21	2,411,979	2,470,195
0.13%, 4/15/21	16,973,918	16,823,580
0.13%, 1/15/22	807,571	799,241
0.13%, 4/15/22	18,612,038	18,345,123
0.13%, 7/15/22	2,145	2,125
0.13%, 1/15/23	13,552,619	13,339,152
0.38%, 7/15/23	1,686,380	1,683,449
0.63%, 1/15/24	14,941,899	15,058,222
0.13%, 7/15/24	1,527,095	1,494,481
0.25%, 1/15/25	3,172,226	3,109,127
0.38%, 7/15/25	1,027,688	1,017,411
0.63%, 1/15/26	12,694,131	12,736,466
0.13%, 7/15/26	4,761,507	4,593,354
0.38%, 1/15/27	336,980	330,303
0.38%, 7/15/27	3,787,475	3,718,892
		126,951,114
Total U.S. Treasury Inflation-Indexed Securities (Cost $188,253,408)		187,447,081

	Shares
Short-Term Investments — 0.4%
Money Market Fund — 0.4%
Federated Treasury Obligations Fund, Institutional Shares, 1.16% (a)	672,000	672,000

Total Short-Term Investment (Cost $672,000)		672,000

Total Investments (Cost $188,925,408(b)) — 99.8%		$188,119,081
Other assets in excess of liabilities — 0.2%		463,502

NET ASSETS — 100.0%		$188,582,583

FUTURES CONTRACTS -0.0% (C)
Number of		Expiration	Notional	Value At January 31,	Unrealized Appreciation
Contracts	Description	Date	Value($)	2018	(Depreciation)($)
Futures Contracts Purchased-0.0% (c)
12	March 2018, 10-Year Treasury Note, expiration 03/29/2018	March 2018	1,468,739	1,458,938	(9,801)
31	March 2018, Ultra 10-Year Treasury Note, expiration 03/29/2018	March 2018	4,067,271	4,036,297	(30,974)
10	March 2018, Ultra Long Treasury Note, expiration 03/29/2018	March 2018	1,662,799	1,619,375	(43,424)
2	March 2018, 2-Year Treasury Note, expiration 04/04/2018	April 2018	426,597	426,468	(129)
			7,625,406	7,541,078	(84,328)
Futures Contracts Sold-0.0% (c)
(11)	March 2018, Long Treasury Bond, expiration 03/29/2018	March 2018	(1,653,504)	(1,625,938)	27,566
(150)	March 2018, 5-Year Treasury Note, expiration 04/04/2018	April 2018	(17,344,646)	(17,206,635)	138,011
			(18,998,150)	(18,832,573)	165,577
		Total	$(11,372,744)	$(11,291,495)	$81,249

(a)	Rate listed is the 7-day effective yield at 1/31/18.
(b)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.
(c)	Rounds to less than 0.1%

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence U.S. Inflation-Protected Fund	January 31, 2018 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$187,447,081	$—	$187,447,081
Short-Term Investments	672,000	—	—	672,000
Total Investments	$672,000	$187,447,081	$—	$188,119,081

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$(84,328)	$—	$—	$(84,328)
Futures Contracts Sold	165,577	—	—	165,577
Total Other Financial Instruments	$81,249	$—	$—	$81,249

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Investments

American Independence Funds Trust

Notes to Schedules of Investments

January 31, 2018 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

As of January 31, 2018, the Trust offered five series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of investments of each of the five active series (individually, a "Fund"; collectively, the "Funds"). All of the Funds are diversified under the 1940 Act except for American Independence Kansas Tax-Exempt Bond Fund.

2. Significant Accounting Policies:

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by Manifold Fund Advisors, LLC (“Manifold” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of January 31, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration or type of investments.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Financial Futures Contracts

During the reporting period, the American Independence U.S. Inflation-Protected Fund entered into financial futures contracts to hedge interest rate risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of the Fund’s open futures contracts as of January 31, 2018 are contained at the end of that Fund’s Schedule of Investments. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The American Independence Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At January 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
American Independence Hillcrest Small Cap Value Fund	$4,371,848	$589,231	$(184,435)	$404,796
American Independence Global Tactical Allocation Fund	135,149,020	14,676,844	(523,007)	14,153,837
American Independence Kansas Tax-Exempt Bond Fund	165,077,164	4,642,976	(1,009,094)	3,633,882
American Independence Carret Core Plus Fund	47,510,061	225,375	(545,237)	(319,862)
American Independence U.S. Inflation- Protected Fund	189,423,453	1,064,033	(2,287,156)	(1,223,123)

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/ Darlene DeRemer
Darlene DeRemer
President

Date: March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Darlene DeRemer
Darlene DeRemer
President

Date: March 23, 2018

By (Signature and Title)

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Treasurer and Principal Financial Accounting Officer

Date: March 28, 2018